Document and Entity Information	Jun. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Abacus Life, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39403
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Entity Information, Former Legal or Registered Name	East Resources Acquisition Company
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001814287
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	7777 NW Beacon Square Boulevard
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	826-3620
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ABL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	ABLLW
Security Exchange Name	NASDAQ